Report of Independent
Registered Public Accounting
Firm

To the Board of Trustees of
Vanguard Horizon Funds and
Shareholders of
Vanguard Capital Opportunity
Fund
Vanguard Global Equity Fund
Vanguard International Core
Stock Fund
Vanguard Strategic Equity Fund
Vanguard Strategic Small-Cap
Equity Fund

In planning and performing our
audits of the financial statements
of Vanguard Capital Opportunity
Fund, Vanguard Global Equity
Fund, Vanguard International
Core Stock Fund, Vanguard
Strategic Equity Fund and
Vanguard Strategic Small-Cap
Equity Fund (constituting
Vanguard Horizon Funds,
hereafter collectively referred to
as the "Funds") as of and for the
year ended September 30, 2025,
in accordance with the standards
of the Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the
Funds' internal control over
financial reporting, including
controls over safeguarding
securities, as a basis for designing
our auditing procedures for the
purpose of expressing our opinion
on the financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion
on the effectiveness of the Funds'
internal control over financial
reporting. Accordingly, we do not
express an opinion on the
effectiveness of the Funds'
internal control over financial
reporting.

The management of the Funds is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls. A
company's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability
of financial reporting and the
preparation of financial statements
for external purposes in
accordance with generally
accepted accounting principles. A
company's internal control over
financial reporting includes those
policies and procedures that (1)
pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of
the assets of the company; (2)
provide reasonable assurance
that transactions are recorded as
necessary to permit preparation of
financial statements in
accordance with generally
accepted accounting principles,
and that receipts and
expenditures of the company are
being made only in accordance
with authorizations of
management and directors of the
company; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a company's assets
that could have a material effect
on the financial statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements. Also,
projections of any evaluation of
effectiveness to future periods are
subject to the risk that controls
may become inadequate because
of changes in conditions, or that
the degree of compliance with the
policies or procedures may
deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of a
control does not allow
management or employees, in the
normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control
over financial reporting, such that
there is a reasonable possibility
that a material misstatement of
the company's annual or interim
financial statements will not be
prevented or detected on a timely
basis.

Our consideration of the Funds'
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
over financial reporting that might
be material weaknesses under
standards established by the
PCAOB. However, we noted no
deficiencies in the Funds' internal
control over financial reporting
and its operation, including
controls over safeguarding
securities, that we consider to be
a material weakness as defined
above as of September 30, 2025.

This report is intended solely for
the information and use of the
Board of Trustees of Vanguard
Horizon Funds and the Securities
and Exchange Commission and is
not intended to be and should not
be used by anyone other than
these specified parties.


/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025